7. Derivative Liability and Expense (December 2013 Note) (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of embedded conversion features
	Level 1	Level 2	Level 3
Year Ended December 31, 2012
Embedded Conversion Feature	$–	$706,239	$–
Option Value	$–	$195,500	$–
Year Ended December 31, 2013
Embedded Conversion Feature	$–	$2,183,440	$–
Option Value	$–	$1,292,844	$–
Warrants Issued for Services	$–	$150,000	$–

Schedule of derivative expense
	2013	2012
Balance - January 1, 2012 and 2011	$706,239	$230,877
Derivative Expense	2,495,663	582,362
Conversions	(1,018,462)	(107,000)
Balance - December 31, 2013 and 2012	$2,183,440	$706,239

Assumptions
	2013	2012
Dividend Yield	0%	0%
Risk Free Interest Rate	.11%-.33%	.16%-.25%
Price Volatility	223%-329%	412%- 690%
Term	0.5Yr.-1.0Yr.	1.0 Yr.